Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Oct. 13, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party		$ 75,000
Working Capital Loans
Related Party Transaction [Line Items]
Outstanding balance of related party note	$ 0	0
Loan conversion agreement warrant	$ 1,500,000	$ 1,500,000
Price of warrant	$ 1.50	$ 1.50
Promissory Note with Related Party
Related Party Transaction [Line Items]
Repayment of promissory note - related party	$ 75,000
Promissory Note with Related Party | Sponsor
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000
Administrative Support Agreement | Sponsor
Related Party Transaction [Line Items]
Expenses per month	$ 15,000	$ 15,000